INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Maximum Exposure Loss of Legacy Dole (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Carrying value of equity investment in Legacy Dole	$ 120,900	$ 126,500
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Carrying value of equity investment in Legacy Dole		$ 0	$ 259,000	$ 340,485
Maximum exposure to loss			$ 259,000